Contingent liabilities	12 Months Ended
Dec. 31, 2024
Contingent liabilities
Contingent liabilities

D3. Contingent liabilities

The Group has contingent liabilities relating to guarantees in respect of leasehold properties, pensions, third parties, tax, and litigation. The Group also has contingent liabilities for the management or remediation of environmental issues. These issues tend to be complex to determine and resolve and may be material, although it is often not possible to accurately predict future costs reliably. The possibility of any significant outflows in respect of these items is considered to be remote.

In November 2024, a purported class action lawsuit was filed on behalf of shareholders who purchased American Depositary Shares in the US between 1 December 2023 and 10 September 2024. The defendants are the Company and three current and former senior executives, Andy Ransom, Stuart Ingall-Tombs, and Bradley Paulsen. The complaint alleges that management made false statements about the progress of the integration of Rentokil and Terminix and its impact upon growth in the US and seeks relief under section 10(b) and 20(a) of the Securities Exchange Act and SEC rule 10(b)5. The Company and the individual defendants intend to vigorously defend the lawsuit.